Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Apr. 01, 2022
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 44,594	$ 45,057
Loans to financial advisors	2,611	2,615
Fee- and commission-related receivables	1,812	2,619
Finance lease receivables	1,315	6,288
Settlement and clearing accounts	1,175	338
Accrued interest income	1,259	3,163
Other	499	5,418
Total other financial assets measured at amortized cost	53,264	65,498
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	6,900
Reclassification of financial assets to Other financial assets measured at amortized cost, before tax	(449)
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	$ (333)
Carrying amount of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category			$ 7,400
Credit Suisse
Disclosure Of Financial Assets [Line Item]
Total other financial assets measured at amortized cost		$ 11,378